Other Long-Term Liabilities (Tables)	12 Months Ended
Mar. 31, 2022
Text Block [Abstract]
Summary of Detailed about Other Long term Liabilities

As at,	March 31, 2022	March 31, 2021
The carrying amount of the following other long term liabilities:

Accrued interest payable, Provincial MENDM Loan	$2.3	$1.4
Long-term disability plan obligation	0.8	1.1
Long-term portion of lease liability	0.9	—

	$4.0	$2.5